Subsequent events	12 Months Ended
Dec. 31, 2013
Subsequent events
Subsequent events

18. Subsequent events

        On January 1, 2014, amended local income tax law was enacted. This amendment will have an impact on the current income tax and deferred income tax assets relating to tax credit carry forwards in 2014 and thereafter.